Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures
Schedule of the Company's fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

	December 31, 2014
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$797	$0		$797		$0
State, municipalities and political subdivisions	28,918	0		28,918		0
Foreign governments	376	0		376		0
Commercial mortgage-backed	499	0		499		0
Residential mortgage-backed	7,701	0		7,701		0
Corporate	59,178	0		57,970		1,208
Equity securities:
Non-redeemable preferred stocks	7,968	0		7,968		0
Short-term investments	7,202	7,202	(b)	0		0
Cash equivalents	50	50	(b)	0		0
Assets held in separate accounts	11,930	8,028	(a)	3,902	(c)	0
Total financial assets	$124,619	$15,280		$108,131		$1,208

Financial Liabilities
Liabilities related to separate accounts	$11,930	$8,028	(a)	$3,902	(c)	$0

	December 31, 2013
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
United States Government and government agencies and authorities	$737	$0		$737		$0
State, municipalities and political subdivisions	28,422	0		27,321		1,101
Foreign governments	338	0		338		0
Commercial mortgage-backed	752	0		752		0
Residential mortgage-backed	7,651	0		7,651		0
Corporate	66,179	0		64,871		1,308
Equity securities:
Non-redeemable preferred stocks	7,200	0		7,200		0
Short-term investments	1,911	1,911	(b)	0		0
Cash equivalents	610	610	(b)	0		0
Assets held in separate accounts	11,978	9,650	(a)	2,328	(c)	0
Total financial assets	$125,778	$12,171		$111,198		$2,409

Financial Liabilities
Liabilities related to separate accounts	$11,978	$9,650	(a)	$2,328	(c)	$0

(a)	Mainly includes mutual funds.
(b)	Mainly includes money market funds.
(c)	Mainly includes fixed maturity securities.

Summary of the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value

	Year Ended December 31, 2014
	Balance, beginning of period	Total losses (realized/ unrealized) included in earnings (1)	Net unrealized gains included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed Maturity Securities
States, municipalities and political subdivisions	$1,101	$0	$0	$0	$0	$0	$(1,101)	$0
Corporate	1,308	(13)	13	232	(332)	0	0	1,208
Total level 3 assets	$2,409	$(13)	$13	$232	$(332)	$0	$(1,101)	$1,208

	Year Ended December 31, 2013
	Balance, beginning of period	Total gains (realized/ unrealized) included in earnings (1)	Net unrealized (losses) gains included in other comprehensive income (2)	Purchases	Sales	Transfers in (3)	Transfers out (3)	Balance, end of period
Fixed Maturity Securities
States, municipalities and political subdivisions	$0	$0	$81	$1,020	$0	$0	$0	$1,101
Corporate	1,483	290	(92)	0	(412)	288	(249)	1,308
Equity Securities
Non-redeemable preferred stocks	1	0	0	0	0	0	(1)	0
Total level 3 assets	$1,484	$290	$(11)	$1,020	$(412)	$288	$(250)	$2,409

(1)	Included as part of net realized gains on investments in the statement of operations.
(2)	Included as part of change in unrealized gains on securities in the statement of comprehensive income.
(3)	Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of pricing inputs.

Schedule of carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value

	December 31, 2014
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$19,772	$22,366	$0	$0	$22,366
Policy loans	217	217	217	0	0
Other investments	172	172	0	0	172
Total financial assets	$20,161	$22,755	$217	$0	$22,538

Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)(1)	$4,487	$5,074	$0	$0	$5,074
Funds withheld under reinsurance	167	167	167	0	0
Total financial liabilities	$4,654	$5,241	$167	$0	$5,074

	December 31, 2013
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Assets
Commercial mortgage loans on real estate	$24,959	$27,981	$0	$0	$27,981
Policy loans	219	219	219	0	0
Total financial assets	$25,178	$28,200	$219	$0	$27,981

Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)(1)	$4,007	$4,261	$0	$0	$4,261
Funds withheld under reinsurance	159	159	159	0	0
Total financial liabilities	$4,166	$4,420	$159	$0	$4,261

(1)	Only the fair value of the Company’s policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.